Debt securities available-for-sale	12 Months Ended
Dec. 31, 2020
Debt securities available-for-sale
Debt Securities, Available-for-sale
Investments in debt and marketable equity securities	Note 5 – Debt securities available-for-saleThe following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of debt securities available-for-sale at December 31, 2020 and December 31, 2019
	At December 31, 2020
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$4,900,055	$16,479	$-	$4,916,534	0.69%
After 1 to 5 years	5,007,223	259,399	-	5,266,622	2.05
After 5 to 10 years	567,367	37,517	-	604,884	1.68
Total U.S. Treasury securities	10,474,645	313,395	-	10,788,040	1.40
Obligations of U.S. Government sponsored entities
Within 1 year	59,993	101	-	60,094	1.46
After 1 to 5 years	90	-	-	90	5.64
Total obligations of U.S. Government sponsored entities	60,083	101	-	60,184	1.47
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	1,388	14	-	1,402	2.97
After 5 to 10 years	61,229	1,050	-	62,279	1.56
After 10 years	318,292	10,202	43	328,451	2.04
Total collateralized mortgage obligations - federal agencies	380,909	11,266	43	392,132	1.97
Mortgage-backed securities
Within 1 year	5,616	56	-	5,672	2.83
After 1 to 5 years	50,393	1,735	-	52,128	2.35
After 5 to 10 years	454,880	20,022	6	474,896	1.91
After 10 years	9,608,860	180,844	1,839	9,787,865	1.94
Total mortgage-backed securities	10,119,749	202,657	1,845	10,320,561	1.94
Other
After 1 to 5 years	224	11	-	235	3.62
Total other	224	11	-	235	3.62
Total debt securities available-for-sale[1]	$21,035,610	$527,430	$1,888	$21,561,152	1.66%
[1]

Includes $18.2 billion pledged to secure government and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $16.9 billion serve as collateral for public funds.

	At December 31, 2019
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$5,071,201	$3,262	$567	$5,073,896	1.58%
After 1 to 5 years	5,137,804	75,597	3,435	5,209,966	2.19
After 5 to 10 years	1,778,568	429	6,604	1,772,393	1.70
Total U.S. Treasury securities	11,987,573	79,288	10,606	12,056,255	1.86
Obligations of U.S. Government sponsored entities
Within 1 year	62,492	2	21	62,473	1.45
After 1 to 5 years	60,021	-	90	59,931	1.48
Total obligations of U.S. Government sponsored entities	122,513	2	111	122,404	1.47
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	6,975	-	-	6,975	-
Total obligations of Puerto Rico, States and political subdivisions	6,975	-	-	6,975	-
Collateralized mortgage obligations - federal agencies
Within 1 year	236	-	-	236	1.83
After 1 to 5 years	350	1	-	351	2.16
After 5 to 10 years	85,079	31	1,180	83,930	1.63
After 10 years	504,391	3,640	6,373	501,658	2.08
Total collateralized mortgage obligations - federal agencies	590,056	3,672	7,553	586,175	2.02
Mortgage-backed securities
Within 1 year	16	-	-	16	2.13
After 1 to 5 years	36,717	852	1	37,568	3.38
After 5 to 10 years	350,373	1,958	1,303	351,028	2.02
After 10 years	4,447,561	60,384	20,243	4,487,702	2.60
Total mortgage-backed securities	4,834,667	63,194	21,547	4,876,314	2.57
Other
After 1 to 5 years	341	9	-	350	3.62
Total other	341	9	-	350	3.62
Total debt securities available-for-sale[1]	$17,542,125	$146,165	$39,817	$17,648,473	2.05%
[1]

Includes $12.2 billion pledged to secure government and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $10.9 billion serve as collateral for public funds.

The weighted average yield on debt securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of debt securities available-for-sale at December 31, 2020 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$4,965,664	$4,982,300
After 1 to 5 years	5,059,318	5,320,477
After 5 to 10 years	1,083,476	1,142,059
After 10 years	9,927,152	10,116,316
Total debt securities available-for-sale	$21,035,610	$21,561,152
During the years ended December 31, 2020 and 2019, the Corporation sold U.S. Treasury Notes and U.S. Treasury Bills, respectively. The proceeds from these sales were $5 million and $99 million, respectively. Gross realized gains and losses on the sale of debt securities available-for-sale for the years ended December 31, 2020, 2019 and 2018 were as follows:
(In thousands)	2020	2019	2018
Gross realized gains	$41	$-	$-
Gross realized losses	-	(20)	-
Net realized gains (losses) on sale of debt securities available-for-sale	$41	$(20)	$-
The following tables present the Corporation’s fair value and gross unrealized losses of debt securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020 and 2019.
	At December 31, 2020
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Collateralized mortgage obligations - federal agencies	$4,029	$43	$-	$-	$4,029	$43
Mortgage-backed securities	886,432	1,834	555	11	886,987	1,845
Total debt securities available-for-sale in an unrealized loss position	$890,461	$1,877	$555	$11	$891,016	$1,888
	At December 31, 2019
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$2,439,114	$9,798	$452,784	$808	$2,891,898	$10,606
Obligations of U.S. Government sponsored entities	9,973	4	99,846	107	109,819	111
Collateralized mortgage obligations - federal agencies	114,603	537	310,315	7,016	424,918	7,553
Mortgage-backed securities	179,312	693	1,784,414	20,854	1,963,726	21,547
Total debt securities available-for-sale in an unrealized loss position	$2,743,002	$11,032	$2,647,359	$28,785	$5,390,361	$39,817

As of December 31, 2020, the portfolio of available-for-sale debt securities reflects gross unrealized losses of approximately $2 million, driven mainly by mortgage-backed securities.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the debt securities of such issuer (includes available-for-sale and held-to-maturity debt securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders’ equity. This information excludes debt securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2020		2019

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$2,242,121	$2,338,897	$3,113,373	$3,129,538
Freddie Mac	3,616,238	3,675,679	1,623,116	1,638,796